FINANCE LEASE RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Finance Lease Receivables
SCHEDULE OF FINANCE LEASE RECEIVABLES

As of March 31, 2025 and December 31, 2024, finance lease receivables consist of the following:

	March 31, 2025	December 31, 2024
Future minimum lease payments receivable	$17,976,334	$14,427,511
Estimated residual value	—	—
Gross finance lease receivables	17,976,334	14,427,511
Less: unearned interest income	(46,844)	(37,344)
Finance lease receivables	$17,929,490	$14,390,167
Finance lease receivables, current	$7,281,088	$5,992,585
Finance lease receivables, non-current	$10,648,402	$8,397,582

As of December 31, 2024 and 2023, finance lease receivables consist of the following:

	December 31, 2024	December 31, 2023
Future minimum lease payments receivable	$14,427,511	$9,586,741
Estimated residual value	—	—
Gross finance lease receivables	14,427,511	9,586,741
Less: unearned interest income	(37,344)	(22,688)
Finance lease receivables	$14,390,167	$9,564,053
Finance lease receivables, current	$5,992,585	$6,143,564
Finance lease receivables, non-current	$8,397,582	$3,420,489

SCHEDULE OF MATURITIES OF THE FINANCE LEASE RECEIVABLES

As of March 31, 2025, maturities of the Company’s gross finance lease receivables are as follows:

Years ending December 31,
Remaining of 2025	$5,256,988
2026	7,564,573
2027	4,993,986
2028	160,787
2029 and thereafter	—
Total	$17,976,334

As of December 31, 2024, maturities of the Company’s gross finance lease receivables are as follow:

Years ending December 31,
2025	$6,000,609
2026	5,505,139
2027	2,921,763
Thereafter	—
Total	$14,427,511